Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2024 amounted to ₹
4,105,489
(March 31, 2023: ₹
3,650,446 and
March 31, 2022: ₹
3,781,978
). This excludes cash-restricted of ₹ 440,445 (March 31, 2023: ₹ 1,194,787 and March 31, 2022: ₹  792,035), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2024	March 31, 2023	March 31, 2022
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	440,445	1,194,787	792,035
Total restricted cash	440,445	1,194,787	792,035
(b) Non restricted cash
Current
Cash and bank balances	4,105,489	3,650,446	3,781,978
Other bank deposits	1,288,700	-	-
Total Non restricted cash	5,394,189	3,650,446	3,781,978
Total cash (a+b)	5,834,634	4,845,233	4,574,013
Bank overdraft used for cash management purposes	(486,888)	(951,504)	(371,995)
Other bank deposits	(1,288,700)	-	-
Cash and cash equivalents for the statement of cash flows	4,059,046	3,893,729	4,202,018